Note 1 - Nature of Business	9 Months Ended
Sep. 30, 2023
Notes to Financial Statements
Nature of Operations [Text Block]

1. Nature of Business

The terms "MBI" or "the Company", "we", "our", and "us" are used herein to refer to Moleculin Biotech, Inc. MBI is a Phase 2 clinical-stage pharmaceutical company, organized as a Delaware corporation in July 2015, with clinical programs for hard-to-treat cancers and viruses. The Company has three core technologies, each of which have had one or more drugs successfully complete a Phase 1 clinical trial, based substantially on discoveries made at and licensed from The University of Texas System on behalf of the MD Anderson Cancer Center (MD Anderson) in Houston, Texas. The Company has two wholly owned subsidiaries, Moleculin Australia Pty. Ltd., which was set up to perform certain preclinical development and Moleculin Amsterdam B.V., which acts as its legal representative for clinical trials in Europe. The Company utilizes its own internal resources and funds to conduct some of these trials and also has trials being conducted via physician-sponsored trials. The physician-sponsored trials utilize primarily external funds, such as grant funds, which are not presented in these financial statements. The Company does not have manufacturing facilities and all manufacturing activities are contracted out to third parties. Additionally, the Company does not have a sales organization. The Company’s overall strategy is to seek potential out-licensing or outsourcing opportunities with development/commercialization strategic partners who are better suited for the marketing, sales and distribution of its drugs, if approved.

On May 5, 2023, the Company received a letter from the Nasdaq Capital Market (Nasdaq) notifying the Company that for the prior 30 consecutive business days the bid price for the Company's common stock had closed below the minimum $1.00 per share requirement for continued inclusion on Nasdaq pursuant to Nasdaq Listing Rule 5550(a)(2) (the "Bid Price Rule"). The deficiency letter did not result in the immediate delisting of the Company's common stock from the Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was  provided an initial period of 180 calendar days, until  November 1, 2023, to regain compliance with the Bid Price Rule. In addition, the Company was required to notify Nasdaq of its intent to cure the minimum bid price deficiency, which  may include, if necessary, implementing a reverse stock split.

On November 2, 2023, the Company received a 180-calendar day extension, until  April 29, 2024, from the Nasdaq to regain compliance with Bid Price Rule. The Company will continue to monitor the closing bid price of its common stock and plans to pursue available options to regain compliance with the Bid Price Rule, including potentially the Company’s Board of Directors authorizing a reverse stock split, as discussed further below. If the Company authorizes a reverse stock split, it will plan to effectuate the split no later than ten business days prior to the end of the extension in order to timely regain compliance. If, at any time before April 29, 2024, the bid price for the Company's common stock closes at $1.00 or more for a minimum of 10 consecutive business days, the Nasdaq Staff will provide written notification to the Company that it complies with the Bid Price Rule, unless the Staff exercises its discretion to extend this 10 day period pursuant to Nasdaq Listing Rule 5810(c)(3)(G).

On October 3, 2023, the Company held a Special Meeting of Stockholders (the "Special Meeting"). The Company's stockholders granted the Board of Directors the authority to effect an amendment to the Company’s amended and restated certificate of incorporation to effect a reverse stock split of the outstanding shares of the Company’s common stock, at a reverse stock split ratio of between 1-for-5 and 1-for-20 as determined by the Board in its sole discretion, prior to the one-year anniversary of the Special Meeting. The Board of Directors has taken no action with regard to this matter.

If the Company does not regain compliance with the Bid Price Rule by April 29, 2024, the Nasdaq Staff will provide written notification to the Company that its common stock  may be delisted. The Company would then be entitled to appeal the Nasdaq Staff’s determination to a NASDAQ Listing Qualifications Panel and request a hearing. There can be no assurance that, if the Company does appeal a delisting determination by the Nasdaq Staff to the NASDAQ Listing Qualifications Panel, that such appeal would be successful. There can be no assurance that the Company will be able to regain compliance with the Bid Price Rule.